EQUITY - Schedule of converted into share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Conversion option of convertible notes exercised	$ 9,369,622	$ 9,250,190
Converted debt component		102,031
Total Converted Notes	$ 9,369,622	$ 9,352,221
Convertible Notes G
Disclosure of classes of share capital [line items]
Conversion percentage	100.00%	88.782%
Conversion option of convertible notes exercised	$ 1,133,397	$ 1,115,996
Converted debt component		0
Total Converted Notes	$ 1,133,397	$ 1,115,996
Convertible Notes H
Disclosure of classes of share capital [line items]
Conversion percentage	99.997%	99.997%
Conversion option of convertible notes exercised	$ 1,372,798	$ 1,270,767
Converted debt component		102,031
Total Converted Notes	$ 1,372,798	$ 1,372,798
Convertible Notes I
Disclosure of classes of share capital [line items]
Conversion percentage	100.00%	100.00%
Conversion option of convertible notes exercised	$ 6,863,427	$ 6,863,427
Converted debt component		0
Total Converted Notes	$ 6,863,427	$ 6,863,427